Non-current Assets Held for Sale and Discontinued Operations - Summary of Discontinued Operations (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure of Discontinued Operations [line items]
Assets	$ 569,691,898	$ 489,641,114	$ 450,614,394
Cash and Due from Banks	143,309,428	87,044,881	121,183,979
Equity Investments	161,054	111,923	187,135
Bank Property, Plant and Equipment	19,362,585	18,209,015	16,348,360
Intangible Assets	4,587,147	1,724,914	1,660,793
Liabilities	507,844,212	422,162,798	404,941,516
Deposits	360,097,275	296,367,356	277,077,562
Provisions	$ 1,449,323	897,260	709,213	$ 709,213
Equity Investments in Subsidiaries		1,818,559	2,252,519
Compania Financiera Argentina S.A [member]
Disclosure of Discontinued Operations [line items]
Equity Investments in Subsidiaries		1,805,658	2,239,617
Cobranzas y Servicios S.A [member]
Disclosure of Discontinued Operations [line items]
Equity Investments in Subsidiaries		12,901	$ 12,902
Discontinued operations [member] | Compania Financiera Argentina S.A [member]
Disclosure of Discontinued Operations [line items]
Assets		10,425,762
Cash and Due from Banks		754,856
Securities		30,911
Loans		9,058,863
Miscellaneous Receivables		383,937
Equity Investments		7,927
Bank Property, Plant and Equipment		73,093
Miscellaneous Assets		3,709
Intangible Assets		112,466
Liabilities		8,620,104
Deposits		2,603,478
Debt Securities		2,304,169
Other Liabilities Resulting from Financial Brokerage		3,039,665
Miscellaneous Liabilities		594,386
Provisions		78,406
Discontinued operations [member] | Cobranzas y Servicios S.A [member]
Disclosure of Discontinued Operations [line items]
Assets		55,103
Cash and Due from Banks		545
Securities		23,707
Miscellaneous Receivables		30,851
Liabilities		42,202
Miscellaneous Liabilities		$ 42,202